Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Uncollectible Accounts Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 876		$ 976		$ 941
Charged to Expenses	1,026		1,246		1,306
Charged to Other Accounts	139	[1],[2]	103	[1],[2]	418	[1],[2]
Deductions	1,239	[3],[4]	1,449	[3],[4]	1,689	[3],[4]
Balance at End of Period	802		876		976
Valuation Allowance for Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,421		2,942		2,995
Charged to Expenses	108		675		404
Charged to Other Accounts	25	[1],[2]	4	[1],[2]	43	[1],[2]
Deductions	1,178	[3],[4]	200	[3],[4]	500	[3],[4]
Balance at End of Period	$ 2,376		$ 3,421		$ 2,942

[1]	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.
[2]	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.
[3]	Amounts written off as uncollectible or transferred to other accounts or utilized.
[4]	Reductions to valuation allowances related to deferred tax assets.